Vessels, Net (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Balance beginning of period	$ 298,376,440
Depreciation for the period	(16,986,584)	(16,386,426)	(32,544,199)
Balance end of period	306,135,916	298,376,440
Vessel Cost
Property Plant And Equipment [Line Items]
Balance beginning of period	351,611,923	305,592,515
Newbuilding deliveries	24,581,533	46,019,408
Balance end of period	376,193,456	351,611,923
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance beginning of period	(53,235,483)	(36,984,152)
Depreciation for the period	(16,822,057)	(16,251,331)
Balance end of period	(70,057,540)	(53,235,483)
Net Book Value
Property Plant And Equipment [Line Items]
Balance beginning of period	298,376,440	268,608,363
Newbuilding deliveries	24,581,533	46,019,408
Depreciation for the period	(16,822,057)	(16,251,331)
Balance end of period	$ 306,135,916	$ 298,376,440